Convertible Preferred Shares	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
Convertible Preferred Shares

20. Convertible Preferred Shares

The Company’s preferred shares activities for the years ended December 31, 2015, 2016 and 2017 are summarized below:

	Series A-1 and A-2 preferred shares		Series B-1, B-2 and B-3 preferred shares		Series C-1, C-2, C-3, C-4 and C-5 preferred shares
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
		RMB		RMB		RMB
Balance as of December 31, 2015 and 2016	7,396,437	197,627,279	75,585,589	2,019,590,551	139,478,460	3,726,760,400
Conversion to Class A ordinary shares	(7,396,437)	(197,627,279)	(75,585,589)	(2,019,590,551)	(139,478,460)	(3,726,760,400)

Balance as of December 31, 2017	—	—	—	—	—	—

The Company issued Series A, Series B and Series C preferred shares (collectively, the “Preferred Shares”) to the same group of third party shareholders of the VIE on the restructuring date i.e. December 9, 2016. The Preferred Shares are recorded at fair value on the issue date and are presented on a retroactive basis. The conversion ratio was one Preferred Share convertible into one ordinary share.

Upon completion of the IPO in October 18, 2017, each convertible preferred share automatically converted into one Class A ordinary share. The number of Class A ordinary shares that have been issued upon conversion of all convertible preferred shares was 222,460,486. Therefore, the redeemable convertible preferred shares balance as of December 31, 2017 was nil.

The following is a summary of the significant terms of the Preferred Shares:

Conversion rights

The holders of the Preferred Shares are entitled to convert, at the option of the holder thereof, at any time the date of the first issuance of the respective Preferred Shares applicable to such Preferred Share, into such number of fully paid and non-assessable ordinary shares as is determined by dividing the deemed issue price (“Adjusted Issue Price”) applicable to such series of Preferred Shares by the conversion price applicable to such series of Preferred Shares (the “Conversion Price”), in effect on the date the certificate is surrendered for conversion. The initial Conversion Price shall initially equal the Adjusted Issue Price applicable to such Preferred Share, and shall be adjusted from time to time. The initial conversion ratio for Preferred Shares to Ordinary Shares shall be 1:1. As of December 31, 2016 and October 17, 2017, this conversion ratio was one Preferred Share convertible into one ordinary share.

The conversion ratio for any series of Preferred Shares shall be subject to adjustment only as provided in accordance with items (a), (b), (c), (d), (e) and (f) below in order to adjust the number of ordinary shares into which such series of the Preferred Shares is convertible.

(a)	Adjustments for share splits and combinations

(b)	Adjustments to ordinary shares dividends and distributions

(c)	Adjustments for other dividends

(d)	Reorganizations, mergers, consolidations, reclassifications, exchanges and substitutions

(e)	Sale of shares below the conversion price

(f)	Deemed issuance of additional stock

Automatic Conversion

Each Preferred Share or such series of Preferred Shares, as applicable, shall automatically be converted into ordinary shares at the then-effective conversion ratio applicable to such Preferred Share upon either (a) the closing of a firm commitment underwritten public offering pursuant to an effective registration statement under the United States Securities Act of 1933 covering the offer and sale of ordinary shares for the account of the Company to the public at a public offering price per share corresponding to a pre-money, at-IPO valuation of the Company of at least US$1,000,000,000 with net proceeds to the Company in excess of US$30 million (after deduction for underwriting discounts, commissions and expenses) (the “Qualified IPO”); or (b) with respect to Series A Shares at the election of the holders of eighty percent (80%) of Series A Shareholders; with respect to Series B Shares at the election of the holders of seventy-five percent (75%) of the Series B Shares (voting together as a separate class); and with respect to Series C Shares at the election of fifty percent (50%) of Series C Shareholders.

Dividends

The holders of Preferred Shares shall be entitled to receive non-cumulative dividends at an annual rate of 8% as and when declared by the Board of Directors, prior and in preference to any declaration or payment of any dividend on the ordinary shares and all other classes of shares of the Company.

No dividends have been declared for the Preferred Shares for the periods presented.

After the preferential dividends relating to the Preferred Shares above have been paid in full or declared and set apart in any fiscal year of the Company, any additional dividends available may be declared in that fiscal year for the ordinary shares. Such additional dividends shall be declared pro rata on the ordinary shares and Preferred Shares on an as-converted basis.

Voting rights

The holders of each Preferred Shares are entitled to the number of votes equal to the number of ordinary shares into which such Preferred Shares could be converted at the voting date.

Redemption

The Preferred Shares are redeemable by the holders at any time after the earlier of the occurrence of the following event: (i) the Company fails to complete a Qualified IPO before September 30, 2020, (ii) any material adverse change in the regulatory environment, (iii) any material breach of the Preferred Share Purchase Agreement, at an amount equal to the sum of the Adjusted Issue Price, plus an amount accruing daily at 8% per annum and all declared but unpaid dividends.

Liquidation Preference

In the event of liquidation, dissolution or winding up of the Company, the assets of the Company available for distribution shall be made as follows:

•	The holders of Series C Preferred Shares are entitled to receive an amount equal to issue price plus all declared but unpaid dividends and distributions, in preference to any distribution to the holders of the Series B Shares, the Series A Shares and the ordinary shareholders of the Company;

•	After the payment to the holders of Series C Preferred Shares, the holders of Series B Preferred Shares are entitled to receive an amount equal to issue price plus all declared but unpaid dividends and distributions, in preference to any distribution to the holders of the Series A Preferred Shares and the ordinary shareholders of the Company;

•	After the payment to the holders of Series C and Series B Preferred Shares, the holders of Series A Preferred Shares are entitled to receive an amount equal to issue price plus all declared but unpaid dividends and distributions, in preference to any distribution to the holders of the ordinary shareholders of the Company.

After payment has been made to the holders of the Preferred Shares in accordance with the above, the remaining assets of the Company available for distribution to shareholders shall be distributed ratably among the holders of ordinary shares and Preferred Shares based on the number of ordinary shares into which such Preferred Shares are convertible.

Initial Measurement and Subsequent Accounting for Preferred Shares

The Preferred Shares do not meet the criteria of mandatorily redeemable financial instruments specified in ASC 480-10-S99, and have been classified as mezzanine equity in the consolidated balance sheets. The Preferred Shares were initially measured at fair value. Beneficial conversion features exist when the conversion price of the convertible preferred shares is lower than the fair value of the ordinary shares at the commitment date, which is the issuance date in the Company’s case. When a beneficial conversion feature exists as of the commitment date, its intrinsic value is bifurcated from the carrying value of the convertible preferred shares as a contribution to additional paid-in capital. On the commitment date, the most favorable conversion price used to measure the beneficial conversion feature of the Preferred Shares was higher than the fair value per ordinary share and therefore no bifurcation of beneficial conversion feature was recognized. The Company determined the fair value of ordinary shares with the assistance of an independent third party valuation firm.

The Company has elected to recognize the changes in redemption value immediately as they occur and adjust the carrying amount of the Preferred Shares to equal the redemption value at each reporting period. The changes in redemption value including cumulative dividends shall be recorded as a reduction of income available to ordinary shareholders in accordance with ASC 480-10-S99 3A.

The Company concluded that there is no accretion to be recognized because the carrying amount of the Preferred Shares is greater than the redemption value. Therefore, no adjustment will be made to the initial carrying amount of the Preferred Shares until the redemption amount exceeds the carrying amount of the Preferred Shares.